Financial Instruments - Net gains and losses for each of the financial instrument measurement categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments
Interest	€ (648)	€ (3,847)
Foreign exchange conversion	79	(403)
Fair value	29,667	(3,327)
Impairment losses net of reversal	125	(260)
Total per category	29,223	(7,837)
Interest income for financial assets not measured at FVTPL	145	5
Interest expense on financial assets	557	369
Interest expense for financial liabilities not measured at FVTPL	236	3,483
Financial assets measured at amortized cost
Financial Instruments
Interest	(412)	(364)
Foreign exchange conversion	1,147	1,061
Impairment losses net of reversal	125	(260)
Total per category	860	437
Financial liabilities measured at amortized cost
Financial Instruments
Interest	(236)	(3,483)
Foreign exchange conversion	(560)	(446)
Total per category	(796)	(3,929)
Financial assets and liabilities measured at fair value through profit or loss
Financial Instruments
Foreign exchange conversion	(508)	(1,018)
Fair value	29,667	(3,327)
Total per category	€ 29,159	€ (4,345)